Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

OPPORTUNITY PLUS

Supplement Dated March 7, 2024 to the Contract Prospectus,
Initial Summary Prospectus, and Updating Summary Prospectus,
each dated May 1, 2023, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS

AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospectus and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectuses. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectuses are replaced in their entirety, after the words “APPENDIX A:” or “APPENDIX:”, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=NRVA00021. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.36%	-34.44%	7.75%	10.57%
Seeks long-term capital appreciation.	Allspring Small Company Growth Fund (Class A)[1,2] Investment Adviser: Allspring Funds Management, LLC Subadviser: Peregrine Capital Management, LLC	1.29%	-24.54%	6.18%	10.07%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)[1] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Capital Management Incorporated	1.24%	-13.88%	4.21%	9.55%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[2]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[3] Investment Adviser: Saturna Capital Corporation	0.90%	-19.41%	13.93%	14.03%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[3] Investment Adviser: Saturna Capital Corporation	1.01%	-8.72%	8.63%	10.72%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (A Class)[3] Investment Adviser: American Century Investment Management, Inc.	0.90%	-12.83%	6.65%	10.39%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[3] Investment Adviser: American Century Investment Management, Inc.	0.46%	-12.38%	1.56%	0.63%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R-4)[3] Investment Adviser: Capital Research and Management CompanySM	0.81%	-23.00%	1.18%	4.94%
Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the Fund.	American Funds® – New Perspective Fund® (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.76%	-25.88%	7.32%	9.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide growth of capital.	American Funds® – The Growth Fund of America® (Class R-4)[4] Investment Adviser: Capital Research and Management CompanySM	0.65%	-30.74%	7.19%	11.54%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® – Washington Mutual Investors FundSM (Class R-4)[4] Investment Adviser: Capital Research and Management CompanySM	0.61%	-8.51%	9.03%	11.86%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Institutional Shares)[4] Investment Adviser: BlackRock Advisors, LLC	0.84%	-5.70%	11.49%	15.49%
Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A Shares)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	-9.25%	7.36%	9.59%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[4] Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	-29.80%	4.06%	7.70%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-14.92%	3.75%	5.66%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of current income, while also considering growth of capital.	Fidelity® High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.82%	-11.37%	1.10%	2.97%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.77%	-24.48%	2.61%	5.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[5] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[6,7] Investment Adviser: Impax Asset Management LLC	0.90%	-5.94%	6.52%	9.27%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[6,8] Investment Adviser: Invesco Advisers, Inc.	1.24%	-29.27%	-3.54%	0.65%
Seeks capital appreciation.	Invesco Main Street Fund® (Class A)[6] Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.17%	7.20%	10.68%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[6] Investment Adviser: Invesco Advisers, Inc.	1.06%	-14.35%	5.92%	9.20%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[5]	Effective June 20, 2021, the Franklin Small Cap Value VIP Fund closed to new investment by new investors.
[6]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[7]	Until December 31, 2022, this Fund was known as the Pax Sustainable Allocation Fund.
[8]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return through growth of capital and current income.	Invesco Value Opportunities Fund (Class R5)[6] Investment Adviser: Invesco Advisers, Inc.	0.79%	1.68%	9.03%	10.65%
Seeks long-term capital appreciation.	Lazard International Equity Portfolio (Open Shares)[9] Investment Adviser: Lazard Asset Management LLC	1.09%	-15.05%	0.30%	3.31%
Seeks high current return consistent with preservation of capital.	Loomis Sayles Limited Term Government and Agency Fund (Class Y)[9] Investment Adviser: Loomis, Sayles & Company, L.P.	0.45%	-4.41%	0.53%	0.64%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	-11.21%	4.06%	7.81%
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)[9] Investment Adviser: Nuveen Fund Advisors, LLC Subadviser: Nuveen Asset Management, LLC	0.97%	-6.15%	4.68%	7.14%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)[9] Investment Adviser: Pacific Investment Management Company LLC	1.24%	8.74%	6.95%	-1.67%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.97%	-12.09%	1.86%	0.79%
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)[10] Investment Adviser: TCW Investment Management Company	0.70%	-16.78%	-0.90%	0.72%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[10,11] Investment Adviser: Franklin Advisers, Inc.	0.96%	-9.64%	-3.53%	-1.02%
A non-diversified Fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)[10,11] Investment Adviser: Victory Capital Management Inc.	1.31%	-17.04%	3.23%	-4.77%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[10,12] Investment Adviser: Victory Capital Management Inc.	0.90%	-8.42%	-8.38%	12.20%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	-17.24%	3.37%	5.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[10]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[11]	Until April 24, 2023, this fund was known as USAA Precious Metals and Minerals Fund.
[12]	The Victory Sycamore Established Value Fund is closed to new investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide investors with a high level of current income.	Voya Floating Rate Fund (Class A)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.04%	-5.12%	0.55%	1.89%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class S)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.85%	-5.11%	4.54%	6.60%
Seeks capital appreciation.	Voya Global Insights Portfolio[15,16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC.	0.80%	-31.93%	2.80%	7.84%
Seeks total return.	Voya Global Perspectives® Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.83%	-19.33%	1.38%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[14]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[15]	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
[16]	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[17]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” for more information.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[18] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	-10.61%	-0.50%	0.52%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[19] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[19]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[20] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-30.50%	7.30%	11.75%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-26.97%	7.19%	10.96%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-17.61%	6.71%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-20.69%	3.78%	8.76%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.68%	2.66%	8.69%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class I)[21] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-17.24%	3.18%	5.89%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class I)[21,22] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.72%	-17.69%	3.61%	6.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[21]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[22]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class I)[23] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-18.39%	3.75%	6.93%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2040 Portfolio (Class I)[23,24] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-19.12%	4.27%	7.72%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class I)[23] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-19.28%	4.33%	7.68%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[23]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[24]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class I)[25,26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.76%	-19.81%	3.73%	7.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2055 Portfolio (Class I)[25] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	-19.53%	4.26%	7.71%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class I)[25,26] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	-19.99%	3.66%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[25]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[26]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class I)[27,28] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.79%	-19.60%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class I)[27] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-14.82%	2.36%	3.94%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[27] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[27] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[27]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[28]	This fund is currently available under your variable annuity contract. If this fund has not been added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[29] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	0.87%	-24.95%	1.85%	3.65%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[29]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.75962-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.21%	-25.89%	-0.31%	2.58%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.75962-23B	March 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.75962-23B	March 2024